SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

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                          Deutsche Communications Fund

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Brendan O'Neill is the portfolio manager of the fund and is responsible for the day-to-day management of the fund.


The following information replaces the existing tables in "APPENDIX I-D
- PORTFOLIO MANAGEMENT" of the fund's Statement of Additional Information and is provided as of September 30, 2015:


FUND OWNERSHIP OF PORTFOLIO MANAGERS



                               DOLLAR RANGE OF     DOLLAR RANGE OF ALL DEUTSCHE
NAME OF PORTFOLIO MANAGER     FUND SHARES OWNED         FUND SHARES OWNED
Brendan O'Neill                       $0               $100,001 - $500,000


CONFLICTS OF INTEREST


OTHER SEC REGISTERED INVESTMENT COMPANIES MANAGED:



                       NUMBER OF    TOTAL ASSETS OF    NUMBER OF INVESTMENT
                      REGISTERED       REGISTERED        COMPANY ACCOUNTS      TOTAL ASSETS OF
NAME OF               INVESTMENT       INVESTMENT       WITH PERFORMANCE-     PERFORMANCE-BASED
PORTFOLIO MANAGER      COMPANIES       COMPANIES            BASED FEE           FEE ACCOUNTS
Brendan O'Neill           6         $6,280,251,643              0                    $0


OTHER POOLED INVESTMENT VEHICLES MANAGED:



                                                          NUMBER OF POOLED
                       NUMBER OF                         INVESTMENT VEHICLE    TOTAL ASSETS OF
                        POOLED       TOTAL ASSETS OF        ACCOUNTS WITH       PERFORMANCE-
NAME OF               INVESTMENT    POOLED INVESTMENT       PERFORMANCE-          BASED FEE
PORTFOLIO MANAGER      VEHICLES          VEHICLES             BASED FEE           ACCOUNTS
Brendan O'Neill           0                 $0                   0                   $0


OTHER ACCOUNTS MANAGED:



                                                        NUMBER OF OTHER    TOTAL ASSETS OF
                                        TOTAL ASSETS     ACCOUNTS WITH      PERFORMANCE-
NAME OF                  NUMBER OF        OF OTHER        PERFORMANCE-        BASED FEE
PORTFOLIO MANAGER     OTHER ACCOUNTS      ACCOUNTS         BASED FEE          ACCOUNTS
Brendan O'Neill             3           $273,278,037          0                  $0

               Please Retain This Supplement for Future Reference


December 10, 2015
SAISTKR-218

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